Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2025
Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss	05 — Net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss
Net interest income

in € m.	2025	2024	2023
Interest and similar income:
Interest income on cash and central bank balances	4,733	7,045	7,048
Interest income on interbank balances (w/o central banks)	261	643	607
Central bank funds sold and securities purchased under resale agreements	2,236	1,935	1,069
Loans	21,249	23,330	22,032
Other	2,561	2,140	2,103
Total Interest and similar income from assets measured at amortized cost	31,040	35,094	32,857
Interest income on financial assets at fair value through other comprehensive income	1,421	1,408	1,097
Total interest and similar income calculated using the effective interest method	32,462	36,502	33,955
Financial assets at fair value through profit or loss	11,978	12,493	9,592
Total interest and similar income	44,440	48,996	43,546
Thereof: negative interest expense on financial liabilities	23	28	76
Interest expense:
Interest-bearing deposits	11,964	14,410	10,658
Central bank funds purchased and securities sold under repurchase agreements	854	708	388
Other short-term borrowings	518	390	310
Long-term debt	5,121	6,770	6,154
Trust preferred securities	16	17	16
Other	2,761	3,035	2,848
Total interest expense measured at amortized cost	21,232	25,330	20,374
Financial liabilities at fair value through profit or loss	7,534	8,505	7,051
Total interest expense	28,766	33,835	27,424
Thereof: negative interest income on financial assets	19	39	81
Net interest income	15,673	15,161	16,122
Impact of ECB Targeted Longer-term Refinancing Operations (TLTRO III program)
As of December 31, 2025 and December 31, 2024 the Group had no outstanding borrowings under the TLTRO III-
refinancing program (December 31, 2023: € 15.0 billion). The prior interest rates on TLTRO III refinancing operations were indexed to the average applicable key ECB interest rates. The TLTRO III program generated no net interest expense for the twelve months ended December 31, 2025 (December 31, 2024: € 144 million and December 31, 2023:
€ 741 million).
Net gains (losses) on financial assets/liabilities at fair value through profit or loss

in € m.	2025	2024	2023
Trading Income:
FIC Sales and Trading	4,963	5,045	5,116
Other trading income (loss)	(211)	517	390
Total trading income (loss)	4,751	5,563	5,506
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss:
Breakdown by financial assets category:
Debt Securities	58	(94)	89
Equity Securities	111	24	(10)
Loans and loan commitments	(13)	(8)	112
Deposits	—	(4)	(5)
Others non-trading financial assets mandatory at fair value through profit and loss	4	18	31
Total net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss:	160	(65)	217
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss:
Breakdown by financial asset/liability category:
Loans and loan commitments	11	5	12
Deposits	1	2	(—)
Long-term debt	(369)	157	(180)
Other financial assets/liabilities designated at fair value through profit or loss	23	(7)	20
Total net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	(334)	158	(148)
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	4,577	5,655	5,575
Combined net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss

in € m.	2025	2024	2023
Net interest income	15,673	15,161	16,122
Trading income (loss)[1]	4,751	5,563	5,506
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss	160	(65)	217
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	(334)	158	(148)
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	4,577	5,655	5,575
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss[2]	20,250	20,816	21,697
Corporate Treasury Services	2,788	2,846	3,060
Institutional Client Services	876	996	940
Business Banking	1,005	1,103	1,193
Corporate Bank	4,669	4,946	5,193
Fixed Income & Currency	9,549	8,535	8,171
Remaining Products	(242)	(166)	(196)
Investment Bank	9,308	8,368	7,976
Personal Banking	4,212	3,867	4,090
Wealth Management	2,258	2,132	2,287
Private Bank	6,470	5,998	6,377
Asset Management	180	269	(11)
Corporate & Other	(376)	1,235	2,162
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	20,250	20,816	21,697
[1]Trading income (loss) includes gains and losses from derivatives not qualifying for hedge accounting
[2]Prior year’s comparatives aligned to presentation in the current year
The Group’s trading and risk management businesses include significant activities in interest rate instruments and related derivatives. Under IFRS, interest and similar income earned from trading instruments and financial instruments designated at fair value through profit or loss (i.e., coupon and dividend income), and the costs of funding net trading positions, are part of net interest income. The Group’s trading activities can periodically shift income to either net interest income or to net gains (losses) of financial assets/liabilities at fair value through profit or loss depending on a variety of factors, including risk management strategies. The above table combines net interest income and net gains
(losses) of financial assets/liabilities at fair value through profit or loss by business division.